Pilot plant - Carrying Value Summary (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Pilot plant
Balance			$ 985,057	$ 12,338,741	$ 12,338,741
Additions					1,929,020
Amortisation	$ (4,000)	$ (3,729,731)	(205,636)	$ (7,342,858)	(13,355,544)
Effect of movement in foreign exchange rates			33,219		72,840
Balance	$ 812,640		$ 812,640		$ 985,057